United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

_______________________Federated Income Securities Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 1/31/10

Item 1.                      Schedule of Investments

Federated Muni and Stock Advantage Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 42.0%
		Consumer Discretionary – 3.7%
217,725		Comcast Corp., Class A	3,446,587
136,550		Cooper Tire & Rubber Co.	2,325,447
40,595		Corus Entertainment, Inc., Class B	704,323
44,300		Family Dollar Stores, Inc.	1,367,984
31,100		Genuine Parts Co.	1,171,848
127,050		Home Depot, Inc.	3,558,670
65,430		Leggett and Platt, Inc.	1,194,752
56,935		Meredith Corp.	1,763,846
18,720		Nike, Inc., Class B	1,193,400
32,380		Omnicom Group, Inc.	1,143,014
18,305		Penney (J.C.) Co., Inc.	454,513
42,880		Time Warner, Inc.	1,177,056
1,390		Washington Post Co., Class B	604,122
		TOTAL	20,105,562
		Consumer Staples – 3.1%
114,580		Archer-Daniels-Midland Co.	3,433,963
19,780		Kimberly-Clark Corp.	1,174,734
46,119		Mead Johnson Nutrition Co.	2,085,962
27,515		Molson Coors Brewing Co., Class B	1,155,630
12,055		PepsiCo, Inc.	718,719
12,460		Philip Morris International, Inc.	567,055
69,390		Procter & Gamble Co.	4,270,955
67,935		Wal-Mart Stores, Inc.	3,629,767
		TOTAL	17,036,785
		Energy – 5.2%
59,745		BP PLC, ADR	3,352,889
81,725		Chevron Corp.	5,894,007
105,390		ConocoPhillips	5,058,720
71,900		Exxon Mobil Corp.	4,632,517
15,255		Occidental Petroleum Corp.	1,195,077
25,520	[1]	Santos Ltd. — ADR	1,183,618
34,705		Sasol Ltd., ADR	1,270,203
17,285		Technip SA	1,191,628
39,285		Tenaris SA, ADR	1,728,540
58,060		Total SA, ADR	3,343,675
		TOTAL	28,850,874
		Financials – 9.6%
73,520		Ace, Ltd.	3,622,330
43,005		Aflac, Inc.	2,082,732
95,675		American Express Co.	3,603,121
75,795		American Financial Group, Inc., Ohio	1,880,474
51,150		Aspen Insurance Holdings Ltd.	1,362,125
99,565		Assurant, Inc.	3,129,328
40,750		Axis Capital Holdings Ltd.	1,173,600
460,135		Bank of America Corp.	6,984,849

Principal Amount or Shares		Value
61,925	Chubb Corp.	3,096,250
13,565	Everest Re Group Ltd.	1,163,063
143,395	J.P. Morgan Chase & Co.	5,583,801
96,860	MetLife, Inc.	3,421,095
92,020	Morgan Stanley	2,464,296
21,300	PNC Financial Services Group	1,180,659
16,345	PartnerRe Ltd.	1,219,174
75,480	Principal Financial Group	1,739,814
75,515	The Travelers Cos, Inc.	3,826,345
45,440	Validus Holdings Ltd.	1,204,160
128,370	Wells Fargo & Co.	3,649,559
34,425	XL Capital Ltd., Class A	577,307
	TOTAL	52,964,082
	Health Care – 4.8%
12,055	Abbott Laboratories	638,192
10,885	Baxter International, Inc.	626,867
24,945	Bayer AG, ADR	1,692,269
47,550	Bristol-Myers Squibb Co.	1,158,318
37,040	Cardinal Health, Inc.	1,224,913
102,005	Johnson & Johnson	6,412,034
34,425	Lilly (Eli) & Co.	1,211,760
16,065	Medtronic, Inc.	689,028
114,475	Merck & Co., Inc.	4,370,655
230,065	PDL BioPharma, Inc.	1,472,416
339,145	Pfizer, Inc.	6,328,446
15,255	Sanofi-Aventis, ADR	561,536
	TOTAL	26,386,434
	Industrials – 5.2%
25,215	CSX Corp.	1,080,715
29,815	Cooper Industries PLC	1,279,064
35,725	Dover Corp.	1,531,888
30,445	General Dynamics Corp.	2,035,248
705,665	General Electric Co.	11,347,093
31,255	Honeywell International, Inc.	1,207,693
60,040	ITT Corp.	2,900,532
11,485	Parker-Hannifin Corp.	642,126
15,270	Ryder Systems, Inc.	555,828
79,770	Tyco International Ltd.	2,826,251
9,715	Union Pacific Corp.	587,758
10,910	United Parcel Service, Inc.	630,271
31,225	United Technologies Corp.	2,107,063
	TOTAL	28,731,530
	Information Technology – 4.6%
68,460	Harris Corp.	2,938,303
56,410	International Business Machines Corp.	6,904,020
40,890	Linear Technology Corp.	1,067,229
43,570	Microchip Technology, Inc.	1,124,542
242,765	Microsoft Corp.	6,841,118
91,495	National Semiconductor Corp.	1,213,224

Principal Amount or Shares		Value
99,605	Texas Instruments, Inc.	2,241,112
240,325	Xerox Corp.	2,095,634
27,450	Xilinx, Inc.	647,271
	TOTAL	25,072,453
	Materials – 1.8%
7,515	Air Products & Chemicals, Inc.	570,839
15,880	BHP Billiton LTD-SPON ADR	1,101,596
40,175	PPG Industries, Inc.	2,357,469
26,080	Rio Tinto PLC, ADR	5,060,042
21,920	Sonoco Products Co.	608,499
	TOTAL	9,698,445
	Telecommunication Services – 2.8%
254,190	AT&T, Inc.	6,446,258
80,755	BCE, Inc.	2,079,441
22,670	CenturyTel, Inc.	771,007
24,550	France Telecommunications, ADR	566,123
188,325	Qwest Communications International, Inc.	792,848
40,600	TELUS Corp.	1,212,722
19,865	Verizon Communications	584,428
133,525	Vodafone Group PLC, ADR	2,865,447
	TOTAL	15,318,274
	Utilities – 1.2%
88,815	CMS Energy Corp.	1,347,324
50,265	Exelon Corp.	2,293,089
18,595	NSTAR	638,552
19,420	PPL Corp.	572,696
56,605	Public Service Enterprises Group, Inc.	1,731,547
	TOTAL	6,583,208
	TOTAL COMMON STOCKS (IDENTIFIED COST $217,562,783)	230,747,647
	MUNICIPAL BONDS – 55.9%
	Alabama – 0.4%
$1,050,000	Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	937,734
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Refunding Revenue Bonds (Series 2004-C), 5.125%, 11/15/2024	1,337,284
	TOTAL	2,275,018
	Alaska – 0.2%
1,000,000	Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (National Public Finance Guarantee Corporation INS), 12/01/2022	1,045,620
	Arizona – 2.2%
4,315,000	Phoenix, AZ Civic Improvement Corp. — Airport System, Senior Lien Airport Refunding Revenue Bonds (Series 2008C), 5.000%, 07/01/2022	4,578,043
5,525,000	Phoenix, AZ Civic Improvement Corp. — Excise Tax, Excise Tax Revenue Bonds, 5.000%, (FGIC INS, National Public Finance Guarantee Corporation INS), 07/01/2030	5,621,853
2,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,131,800
	TOTAL	12,331,696
	Arkansas – 0.2%
1,000,000	Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	985,090
	California – 5.6%
150,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 04/01/2024	159,891

Principal Amount or Shares			Value
$570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	610,088
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	104,080
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (FSA INS), 05/01/2022	433,512
4,265,000		California State, (California State Fiscal Recovery Fund), Refunding Economic Recovery Bonds (Series 2009A), 5.000%, 07/01/2018	4,659,726
300,000		California State, Refunding UT GO Bonds, 5.000%, 12/01/2017	320,703
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,050,880
3,000,000		California State, Various Purpose UT GO Bonds, 5.250%, 10/01/2020	3,178,800
1,100,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	1,126,620
3,000,000		California State, Various Purpose UT GO Bonds, 6.000%, 04/01/2038	3,044,070
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	86,320
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	81,578
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COPs (Series 2008H), 5.000%, 07/01/2026	313,833
300,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.000%, 08/01/2033	302,274
1,390,000		Los Angeles, CA Unified School District, UT GO Bonds (Series 2009D), 5.000%, 01/01/2034	1,388,012
200,000	[2]	Regents of the University of California Medical Center, LIBOR Floating Rate Index Bonds (Series 2007C-2), (National Public Finance Guarantee Corporation INS), 0.923%, 05/15/2043	128,390
150,000		Regents of University of California, General Revenue Bonds (Series 2008L), 5.000%, 05/15/2025	160,350
5,000,000		Regents of University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,660,850
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, (GTD by Merrill Lynch & Co., Inc.), 02/15/2028	46,490
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,212,970
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,019,330
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,592,045
		TOTAL	30,680,812
		Colorado – 1.3%
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (Syncora Guarantee, Inc. INS), 08/15/2019	1,541,835
710,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	641,400
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	486,125
430,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, (United States Treasury & Agency PRF 11/1/2018@100), 11/01/2027	511,124
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, 11/01/2027	1,234,460
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,494,625
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,212,800
		TOTAL	7,122,369
		Connecticut – 0.2%
1,100,000		Connecticut State, UT GO Bonds (Series 2009A), 5.000%, 02/15/2029	1,198,461
		District of Columbia – 1.1%
5,000,000		District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (FSA INS), 06/01/2025	5,222,300
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,055,390
		TOTAL	6,277,690
		Florida – 3.2%
1,265,000		Broward County, FL Airport System, Airport System Refunding Revenue Bonds (Series 2009O), 5.375%, 10/01/2029	1,298,004
640,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	484,992

Principal Amount or Shares		Value
$3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,043,200
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,149,753
380,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	331,048
5,000,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.250%, 10/01/2039	5,278,950
3,000,000	Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,221,700
1,705,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,155,171
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,385,970
485,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	433,183
	TOTAL	17,781,971
	Georgia – 2.0%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,564,800
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,191,100
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	555,523
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,547,985
	TOTAL	10,859,408
	Guam – 0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	569,413
	Hawaii – 0.2%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,338,988
	Illinois – 1.2%
2,615,000	Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,856,861
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,216,238
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	304,490
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	785,710
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	764,549
625,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	497,962
	TOTAL	6,425,810
	Indiana – 0.8%
2,500,000	Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,155,850
2,500,000	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	1,993,900
	TOTAL	4,149,750
	Iowa – 0.2%
2,035,000	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Refunding Revenue Bonds (Series 2007A), 5.500%, 11/15/2037	1,316,157
	Kansas – 0.5%
2,605,000	Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,628,237
	Louisiana – 0.2%
1,000,000	St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	992,210
	Maryland – 0.3%
925,000	Maryland State Economic Development Corp., (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), 5.750%, 06/01/2035	934,250
500,000	Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	455,335
	TOTAL	1,389,585

Principal Amount or Shares			Value
		Massachusetts – 1.7%
$4,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2009A), 5.000%, 03/01/2034	4,208,680
5,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.250%, 07/01/2034	5,369,000
		TOTAL	9,577,680
		Michigan – 1.1%
4,370,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	4,156,525
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,061,900
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021	1,052,750
		TOTAL	6,271,175
		Mississippi – 0.2%
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	867,735
		Missouri – 0.7%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,522,530
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,092,040
		TOTAL	3,614,570
		Nevada – 1.2%
3,585,000		Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	3,724,313
495,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	310,370
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,045,460
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	110,314
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	259,933
		TOTAL	6,450,390
		New Jersey – 0.9%
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	1,032,620
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,633,861
		TOTAL	4,666,481
		New Mexico – 0.5%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.250%, 07/01/2034	2,144,260
500,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	522,670
		TOTAL	2,666,930
		New York – 5.9%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	491,500
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	205,694
4,000,000	[2]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.658%, 2/1/2010	3,110,040
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	741,601
5,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.250%, 06/15/2040	5,288,000
2,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2009 S-5), 5.000%, 01/15/2031	2,036,100
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,068,700
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	41,932
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	368,543
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	855,168
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,323,491
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,718,400
2,500,000		New York State Thruway Authority, (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.250%, 03/15/2026	2,725,875

Principal Amount or Shares		Value
$500,000	Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	528,565
900,000	Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	951,417
500,000	Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	529,705
5,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.000%, 11/15/2029	5,298,850
	TOTAL	32,283,581
	North Carolina – 2.6%
6,500,000	Johnston Memorial Hospital Authority, NC, (Johnston Memorial Hospital), FHA Insured Mortgage Revenue Bonds (Series 2008), 5.250%, (FSA INS), 10/01/2024	6,825,325
2,750,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.000%, 01/01/2026	2,829,668
1,000,000	North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	970,570
2,000,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,536,080
625,000	North Carolina Municipal Power Agency No. 1, Electric Refunding Revenue Bonds (Series 2009A), 5.000%, 01/01/2030	637,144
1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,680,487
	TOTAL	14,479,274
	Ohio – 2.5%
2,850,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,081,534
3,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	3,086,122
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), 5.700%, 08/01/2020	2,651,177
1,000,000	Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,048,650
1,000,000	Ohio State Higher Educational Facility Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,038,080
2,000,000	Ohio State University, General Receipts Bonds (2008A), 5.000%, 12/01/2028	2,138,340
375,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	336,397
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	452,216
	TOTAL	13,832,516
	Pennsylvania – 2.4%
300,000	Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,285
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,278,329
1,000,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.500%, 05/01/2017	1,034,880
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	235,885
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	504,335
500,000	Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	519,135
1,000,000	Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,030,960
500,000	Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	515,240
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,094,050
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	401,835
4,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.250%, 01/01/2032	4,129,240
	TOTAL	13,044,174
	Puerto Rico – 0.6%
3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.000%, 08/01/2042	3,089,730

Principal Amount or Shares		Value
	South Carolina – 1.1%
$2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,333,584
725,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	557,068
60,000	South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	67,403
325,000	South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	366,220
2,500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,689,575
	TOTAL	6,013,850
	South Dakota – 0.7%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	3,968,303
	Texas – 7.0%
1,545,000	Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,322,535
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.250%, 12/01/2038	5,296,850
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	981,500
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	3,958,345
1,000,000	Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (National Public Finance Guarantee Corporation INS), 08/15/2027	1,031,510
1,250,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.000%, 07/01/2019	1,357,675
7,025,000	LaVernia, TX ISD, Refunding School Building UT GO Bonds, 5.000%, (GTD by PSFG), 08/15/2037	7,250,221
2,000,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.250%, (Berkshire Hathaway Assurance Corp. INS), 05/15/2028	2,129,820
1,000,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	1,072,140
1,000,000	Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,077,770
500,000	North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Refunding Revenue Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	516,615
500,000	Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (National Public Finance Guarantee Corporation INS), 03/01/2018	511,555
250,000	Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	156,803
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,654,960
3,880,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	3,964,196
5,675,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,959,374
	TOTAL	38,241,869
	Virginia – 1.2%
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,280,146
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Refunding Revenue Bonds (Series 2003), 6.000%, 04/01/2033	1,187,959
	TOTAL	6,468,105
	Washington – 2.1%
1,160,000	Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,179,117
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (FSA INS), 12/01/2030	3,793,518
500,000	Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	505,920
1,000,000	Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), UT GO Bonds (Series 2004), 5.500%, (National Public Finance Guarantee Corporation INS), 12/01/2023	1,038,620
5,000,000	Washington State Health Care Facilities Authority, (Highline Medical Center), FHA Insured Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	5,272,850
	TOTAL	11,790,025

Principal Amount or Shares		Value
	West Virginia – 0.7%
$1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	864,220
2,900,000	Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Revenue Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,749,925
	TOTAL	3,614,145
	Wisconsin – 2.4%
2,780,000	Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Treasury PRF), 06/01/2027	3,003,540
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,105,796
5,000,000	Wisconsin State, UT GO Bonds (Series 2003C), 5.000%, 05/01/2024	5,242,050
	TOTAL	13,351,386
	Wyoming – 0.5%
2,800,000	Sweetwater County, WY PCRB, (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 5.250%, 07/15/2026	2,893,744
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $302,787,452)	306,553,948
	SHORT-TERM MUNICIPALS – 0.9%;5
	Michigan – 0.3%
1,800,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.), (Bank of America N.A. LOC), 0.180%, 2/4/2010	1,800,000
	North Carolina – 0.6%
2,950,000	North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences), (Branch Banking & Trust Co. LOC), 0.170%, 2/4/2010	2,950,000
	TOTAL SHORT-TERM MUNICIPALS (AT COST)	4,750,000
	TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $525,100,235)[6]	542,051,595
	OTHER ASSETS AND LIABILITIES - NET — 1.2%[7]	6,615,182
	TOTAL NET ASSETS — 100%	$548,666,777
  On January 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

    Shares of other mutual funds are valued based upon their reported NAVs.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.

  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.

  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$190,889,447	$ —	$ —	$190,889,447
International	39,858,200	—	—	39,858,200
Debt Securities:
Municipal Bonds	—	306,553,948	—	306,553,948
Short-Term Municipals	—	4,750,000	—	4,750,000
TOTAL SECURITIES	$230,747,647	$311,303,948	$ —	$542,051,595

    The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
AMBAC	— American Municipal Bond Assurance Corporation
COPs	— Certificates of Participation
EDRBs	— Economic Development Revenue Bonds
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LID	— Local Improvement District
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
Q-SBLF	— Qualified State Bond Loan Fund
SID	— Special Improvement District
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010